UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ASSETS FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2013. The net asset values (NAV) per share at that date were $9.15, $9.12, $9.16, $9.18 and $9.15 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2013
Cohen & Steers Real Assets Fund—Class A	–8.33%
Cohen & Steers Real Assets Fund—Class C	–8.68%
Cohen & Steers Real Assets Fund—Class I	–8.21%
Cohen & Steers Real Assets Fund—Class R	–8.49%
Cohen & Steers Real Assets Fund—Class Z	–8.25%
Blended benchmark—30% FTSE EPRA/NAREIT Developed Real Estate Index-net/30% Dow Jones-UBS Commodity Index/20% S&P Global Natural Resources Index-net/12.5% BofA Merrill Lynch 1-3 Year Global Corporate Index/7.5% Gold Index[a]	–7.07%
Consumer Price Index plus 4%[a]	2.78%
MSCI World Index—net[a]	8.43%

a  The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged portfolio of approximately 304 constituents from 20 countries and is net of dividend withholding taxes. The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities. These commodities are traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME). The S&P Global Natural Resources Index includes 89 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The BofA Merrill Lynch 1-3 Year Global Corporate Index is a subset of The BofA Merrill Lynch Global Corporate Index including all securities with a remaining term to final maturity less than 3 years. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The Consumer Price Index (CPI) is a broad yardstick of consumer inflation. It measures the average price changes for a diverse basket of goods and services typically purchased by urban consumers, across diverse households and geographies. The index is represented by the change in the CPI plus 4% per year. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and is net of dividend withholding taxes. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

COHEN & STEERS REAL ASSETS FUND, INC.

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

Investment Review

Capital markets began the year on a positive note, but came under pressure in May after the U.S. Federal Reserve (the "Fed") indicated that further bond purchases could be tapered later this year, given the pace of U.S. economic improvement. Treasury yields moved sharply higher—the yield on the 10-year Treasury note rose from 1.8% to 2.6%—prompting a selloff in fixed income and interest-rate-sensitive equities. Markets also reacted negatively to news from China, including tighter bank liquidity in the second quarter and some lighter-than-expected economic data. Real asset classes had an overall decline, hindered by sizable downturns in precious metals commodities and natural resources stocks.

Fund performance

The investments of Cohen & Steers Real Assets Fund include commodities, global real estate securities, natural resource equities, gold, global infrastructure and fixed income securities (some of which are denominated in foreign currencies). Effective June 1, 2013, the Fund's advisor assumed the management of the Fund's investments in commodities, which were previously managed through a third party sudabvisory arrangement. The decision to bring the management of this allocation in-house was made in connection with Cohen & Steers' recent hiring of a commodities management team from GE Asset Management that employs an active, fundamental approach to commodities investment. The Fund's advisor also will begin managing the natural resource equities allocation on the close of business

COHEN & STEERS REAL ASSETS FUND, INC.

on July 29, 2013. This allocation was also formerly managed by a third party subadvisor. The Fund's advisor believes that these changes will integrate the management of all of the Fund's investment strategies, enhance oversight and administration, and improve overall Fund performance.

The Fund underperformed its blended benchmark, primarily due to the performance of the Fund's investments in commodities and fixed income securities. Factors that contributed to Fund performance are summarized below.

Commodities

The Fund's investments in commodities, which as a group declined 10.5% as measured by the Dow Jones-UBS Commodity Index, generated a negative total return during the period. In the energy sector, natural gas prices retreated late in the period, due to greater-than-expected storage builds and year-over-year upticks in U.S. natural gas production. In crude oil, West Texas Intermediate rose 5.2% while North Sea Brent declined 8.1%. Notably, the spread (premium) between North Sea Brent crude oil and West Texas Intermediate fell from close to $20 a barrel to $5.60 a barrel—its lowest level since January 2011.

Within the grains sector, soybean meal had a gain for the period, accelerating in the second quarter due to robust demand for U.S. product as the two largest exporters, Brazil and Argentina, were both plagued with export restriction issues. In softs (primarily those agriculture commodities that are deemed tropical), coffee declined to a four-year low on harvest pressure from Brazil's (the leading producer/exporter) record "off-year" and currency weakness.

In precious metals, gold, which opened the year at $1,675, fell to $1,234 by the end of the period. The decline, in our view, reflected weakening investment demand, reduced macroeconomic tail risks and expectations of low inflation and a stronger dollar. Base metals held up better than precious metals, but still printed sizable negative absolute returns, hindered in part by continued China growth concerns. China accounts for roughly 40% of global base metal demand.

Global Real Estate Securities

The Fund's investments in global real estate securities outperformed the FTSE EPRA/NAREIT Developed Real Estate Index, which had a 2.0% total return (net of dividend taxes) for the period. Performance diverged widely by region. U.S. REITs advanced in the period, helped by improving demand, low financing costs and very little new supply in most property sectors.

Europe had pockets of strength despite economic challenges; landlords with prime assets in London fared well, benefiting from strong investor demand for centrally located properties. The prospect of better economic growth in Japan rippled across Asia Pacific, although this was countered by fears that China's economy was decelerating more rapidly than markets expected. For the period, the Fund's allocations to the U.S. and Japan were noteworthy positive contributors to performance.

Natural Resource Equities

Natural resource equities held by the Fund also detracted from performance and slightly underperformed the S&P Global Natural Resources Index, which declined 11.1%. The group's performance was in line with the underlying commodities, represented by the Dow Jones-UBS

COHEN & STEERS REAL ASSETS FUND, INC.

Commodity Index. The metals and mining sectors (particularly precious metals) posted steeper losses. Gold miners were down significantly given the sharp losses in the underlying price of gold. Several larger miners had significant write offs.

Portfolio Diversifiers

The Fund's portfolio diversifiers were almost equally divided between short-duration fixed income securities and gold, and both allocations detracted from Fund performance. Within fixed income, securities denominated in Australian dollars detracted from Fund performance. China concerns drove down the value of Australia's dollar—the country is a major trading partner with China.

Investment Outlook

Commodities

In our view, improving macro growth trends favor commodities and natural resource equities. We believe that a number of commodities are exhibiting attractive valuations based on their supply/demand fundamentals, supported in many cases by prices that have declined to low enough levels to stimulate physical demand, drive production cuts, and/or find support near their marginal cost of supply.

In addition to increasingly favorable macro trends, and attractive individual commodity valuations (given the dispersion of returns over the last several years between commodities and equities), commodities appear to be attractively valued in comparison. We remain steadfast in our fundamental research-based approach to actively managing commodities, navigating through varied global market environments, with a keen focus on individual commodity supply/demand drivers in determining positioning.

Global Real Estate Securities

In the U.S., we expect the Fed to moderate quantitative easing once stronger and more sustained economic growth is observed. In this scenario, we believe the yield on the 10-year Treasury note could approach and cross 3% in 2014, but we maintain a view that the path to higher interest rates runs through an improving economy. Better growth could have a greater impact on investor sentiment than a move away from historically low rates, in our view.

Economic growth in Europe remains weak, but we expect a modest second-half recovery, factoring in the likelihood of more stimulus (possibility of another rate cut) to turn around the negative feedback loop and to create new jobs. While the fundamental picture may be challenged, we see opportunities to benefit from a great rotation into equities with reasonable dividend yields. We continue to focus on prime assets, especially in London.

With regard to Asia Pacific, we have become more positive on Japan, and favor certain developers that we think could benefit from increased buyer demand and rising asset values as a result of monetary stimulus. We remain overweight Australia.

Natural Resource Equities

With respect to natural resource stocks, we continue to position ourselves in select, well-run companies, with volume growth that can maintain margins and have the potential to outperform, despite a volatile price environment.

COHEN & STEERS REAL ASSETS FUND, INC.

Our Macro Perspective

In closing, we expect to see a second half rebound in the global economy, with growth picking up in the U.S., Europe and Japan. China is showing signs of a slowdown, but we believe that a hard landing is unlikely. We further believe that global liquidity will remain abundant. In the U.S., the Fed may taper its bond purchases, although it appears committed to keeping interest rates low until 2015. The European Central Bank, Bank of England and Bank of Japan are all still in easing mode, and the Bank of Japan's balance sheet is expanding. In short, we feel that an environment of growth accompanied by liquidity could be favorable for real assets.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS
Co-chairman	Co-chairman

JOSEPH M. HARVEY	YIGAL D. JHIRAD
Portfolio Manager	Portfolio Manager

WILLIAM F. SCAPELL	JON CHEIGH
Portfolio Manager	Portfolio Manager

JASON YABLON	ELAINE ZAHARIS-NIKAS
PORTFOLIO MANAGER	PORTFOLIO MANAGER

COHEN & STEERS REAL ASSETS FUND, INC.

ROBERT S. BECKER	BEN MORTON
Portfolio Manager	Portfolio Manager

BEN ROSS	NICK KOUTSOFTAS
PORTFOLIO MANAGER	PORTFOLIO MANAGER

The views and opinions in the preceding commentary are subject to change and are as of the date of publication. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, commodities, global natural resource equities, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our website contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns for the Periods Ended June 30, 2013

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–6.43%[a]	–3.70%[b]	—	—	—
1 Year (without sales charge)	–2.02%	–2.73%	–1.77%	–2.27%	–2.02%
Since Inception[c] (with sales charge)	–7.92%[a]	–5.58%	—	—	—
Since Inception[c] (without sales charge)	–4.87%	–5.58%	–4.55%	–5.06%	–4.76%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2013 prospectuses were as follows: Class A—2.46% and 1.35%; Class C—3.11% and 2.00%; Class I—2.12% and 1.00%; Class R—2.61% and 1.50%; and Class Z—2.26% and 1.15%. Through June 30, 2015, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses, which include the expenses of the subsidiary (excluding applicable distribution and shareholder servicing fees for Class A, Class C, Class R and Class Z shares, acquired fund fees and expenses and extraordinary expenses) as a percentage of average net assets at 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.15% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor and will terminate automatically in the event of termination of the investment advisory agreement between the advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of January 31, 2012.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013—June 30, 2013.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period[a] January 1, 2013– June 30, 2013
Class A
Actual (–8.33% return)	$1,000.00	$916.70	$6.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.76
Class C
Actual (–8.68% return)	$1,000.00	$913.20	$9.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.88	$9.99
Class I
Actual (–8.21% return)	$1,000.00	$917.90	$4.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01
Class R
Actual (–8.49% return)	$1,000.00	$915.10	$7.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.36	$7.50
Class Z
Actual (–8.25% return)	$1,000.00	$917.50	$5.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized expense ratios of 1.35%, 2.00%, 1.00%, 1.50% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 2.14%, 2.77%, 1.76%, 1.93% and 2.02%, respectively.

COHEN & STEERS REAL ASSETS FUND, INC.

June 30, 2013
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
iShares Gold Trust ETF	$2,398,000	2.6
Sprott Physical Gold Trust ETF (USD)	1,882,320	2.0
BHP Billiton PLC	1,742,902	1.9
Simon Property Group	1,201,140	1.3
Central GoldTrust (USD)	1,166,880	1.3
Mitsui Fudosan Co., Ltd.	882,335	1.0
Australia Government Bond, 4.50%, due 10/21/14, Series 131	844,487	0.9
Equity Residential	803,666	0.9
UDR	785,908	0.9
Prologis	752,778	0.8

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Consolidated Schedule of Investments for additional details on such other positions.

Strategy Breakdownb
(Unaudited)

b  The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivative exposure.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

		Number of Shares	Value
COMMON STOCK	60.3%
AUSTRALIA	3.8%
ENERGY—OIL & GAS	0.5%
Santos Ltd.		37,598	$430,847
MATERIALS	0.7%
CHEMICALS	0.3%
Incitec Pivot Ltd.		118,708	310,494
METALS & MINING	0.4%
Fortescue Metals Group Ltd.		120,832	335,941
Metminco Ltd.[a]		836,048	9,940
			345,881
TOTAL MATERIALS			656,375
REAL ESTATE	2.6%
DIVERSIFIED	1.0%
Cromwell Property Group		466,963	416,385
GPT Group		51,196	179,794
Mirvac Group		231,443	339,724
			935,903
OFFICE	0.2%
Commonwealth Property Office Fund		184,905	186,015
RETAIL	1.4%
Charter Hall Retail REIT		77,804	271,103
Federation Centres Ltd.		237,032	513,763
Westfield Retail Trust		178,636	506,452
			1,291,318
TOTAL REAL ESTATE			2,413,236
TOTAL AUSTRALIA			3,500,458
BERMUDA	0.2%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS
Asian Citrus Holdings Ltd. (GBP)		311,983	109,731
Asian Citrus Holdings Ltd. (HKD)		193,000	69,177
TOTAL BERMUDA			178,908

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
BRAZIL	0.6%
ENERGY—OIL & GAS	0.4%
Petroleo Brasileiro SA, ADR		26,171	$383,667
REAL ESTATE—RETAIL	0.2%
BR Malls Participacoes SA		14,792	132,451
TOTAL BRAZIL			516,118
CANADA	6.2%
ENERGY—OIL & GAS	0.8%
Suncor Energy		24,216	713,793
GOLD	3.3%
Central GoldTrust (USD)[a]		26,400	1,166,880
Sprott Physical Gold Trust ETF (USD)[a]		184,000	1,882,320
			3,049,200
MARINE PORTS	0.2%
Westshore Terminals Investment Corp.		6,230	170,189
MATERIALS	1.3%
CHEMICALS	0.3%
Potash Corp. of Saskatchewan (USD)		6,165	235,072
METALS & MINING	1.0%
First Quantum Minerals Ltd.		22,476	333,389
Franco-Nevada Corp.		9,486	339,591
Goldcorp (USD)		7,923	195,936
Nevsun Resources Ltd.		33,250	98,324
			967,240
TOTAL MATERIALS			1,202,312
PIPELINES—C-CORP	0.3%
Enbridge		8,030	337,555
REAL ESTATE—OFFICE	0.3%
Allied Properties Real Estate Investment Trust		8,384	255,179
TOTAL CANADA			5,728,228
FRANCE	1.6%
AIRPORTS	0.2%
Aeroports de Paris		1,780	173,098

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
ENERGY—OIL & GAS	0.4%
Total SA		8,352	$407,731
REAL ESTATE	1.0%
DIVERSIFIED	0.2%
Societe Fonciere Lyonnaise SA		3,251	165,035
RETAIL	0.8%
Klepierre		7,173	282,716
Unibail-Rodamco		1,897	441,992
			724,708
TOTAL REAL ESTATE			889,743
TOTAL FRANCE			1,470,572
GERMANY	0.3%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG		17,280	293,415
HONG KONG	2.8%
ENERGY—OIL & GAS	0.3%
CNOOC Ltd.		185,000	313,897
MATERIALS—METALS & MINING	0.1%
China Polymetallic Mining Ltd.[a,b]		323,000	42,478
REAL ESTATE	2.4%
DIVERSIFIED	1.2%
Sino Land Co., Ltd.		116,057	162,503
Sun Hung Kai Properties Ltd.		55,397	714,956
Wharf Holdings Ltd.		32,000	269,209
			1,146,668
OFFICE	0.5%
Hongkong Land Holdings Ltd. (USD)		62,000	425,940
RESIDENTIAL	0.4%
China Overseas Land & Investment Ltd.		52,812	137,885
Country Garden Holdings Co.		437,000	227,063
			364,948

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
RETAIL	0.3%
Link REIT		50,000	$246,259
TOTAL REAL ESTATE			2,183,815
TOTAL HONG KONG			2,540,190
ITALY	0.4%
ENERGY—OIL & GAS
Eni S.p.A.		18,470	379,374
JAPAN	5.0%
ENERGY—OIL & GAS	0.4%
Inpex Corp.		90	375,681
REAL ESTATE	4.6%
DIVERSIFIED	3.2%
Activia Properties		36	283,484
Mitsubishi Estate Co., Ltd.		28,000	745,594
Mitsui Fudosan Co., Ltd.		30,000	882,335
Nomura Real Estate Holdings		10,752	237,849
NTT Urban Development Corp.		123	151,053
Sumitomo Realty & Development Co., Ltd.		16,000	638,032
			2,938,347
INDUSTRIAL	0.6%
Industrial & Infrastructure Fund Investment Corp.		18	175,136
Nippon Prologis REIT		39	339,353
			514,489
OFFICE	0.5%
Japan Excellent		44	247,994
Japan Prime Realty Investment Corp.		46	140,764
Japan Real Estate Investment Corp.		8	89,292
			478,050
RETAIL	0.3%
AEON Mall Co., Ltd.		7,200	178,367
Japan Retail Fund Investment Corp.		63	131,615
			309,982
TOTAL REAL ESTATE			4,240,868
TOTAL JAPAN			4,616,549

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
JERSEY	1.0%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)		154,425	$639,206
Randgold Resources Ltd. (GBP)		4,752	295,245
TOTAL JERSEY			934,451
MEXICO	0.3%
TOLL ROADS
OHL Mexico SAB de CVa		99,860	237,368
NETHERLANDS	0.6%
REAL ESTATE—RETAIL
Corio NV		9,767	388,579
Eurocommercial Properties NV		4,293	157,581
TOTAL NETHERLANDS			546,160
NORWAY	0.7%
ENERGY—OIL & GAS	0.3%
Statoil ASA		14,879	306,920
MATERIALS—CHEMICALS	0.3%
Yara International ASA		5,804	231,420
REAL ESTATE—OFFICE	0.1%
Norwegian Property ASA		101,174	128,251
TOTAL NORWAY			666,591
PHILIPPINES	0.5%
REAL ESTATE
DIVERSIFIED	0.2%
Ayala Land		260,400	183,244
RETAIL	0.3%
SM Prime Holdings		631,875	238,416
TOTAL PHILIPPINES			421,660
RUSSIA	1.3%
ENERGY—OIL & GAS	0.5%
Gazprom OAO, ADR[a]		30,915	203,112
Rosneft OAO (USD)		40,279	275,911
			479,023

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
MATERIALS	0.8%
CHEMICALS	0.2%
Phosagro OAO, GDR		14,708	$177,967
METALS & MINING	0.6%
MMC Norilsk Nickel OJSC (USD)		36,753	529,610
TOTAL MATERIALS			707,577
TOTAL RUSSIA			1,186,600
SINGAPORE	1.0%
REAL ESTATE
DIVERSIFIED	0.3%
Capitaland Ltd.		102,000	247,858
INDUSTRIALS	0.4%
Global Logistic Properties Ltd.		180,000	390,532
RETAIL	0.3%
CapitaMall Trust		86,747	136,537
Suntec Real Estate Investment Trust		116,000	144,142
			280,679
TOTAL SINGAPORE			919,069
SOUTH AFRICA	0.5%
MATERIALS—METALS & MINING
Northam Platinum Ltd.[a]		137,711	445,800
SPAIN	0.2%
TOLL ROADS
Abertis Infraestructuras SA		13,100	228,492
SWITZERLAND	0.4%
ENERGY—OIL & GAS EQUIPMENT & SERVICES
Weatherford International Ltd. (USD)[a]		25,871	354,433
THAILAND	0.2%
REAL ESTATE—RETAIL
Central Pattana PCL		124,200	180,203
UNITED KINGDOM	5.8%
ELECTRIC—REGULATED ELECTRIC	0.2%
National Grid PLC		20,020	227,152

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
ENERGY	1.4%
INTEGRATED OIL & GAS	0.8%
New Britain Palm Oil Ltd.		22,757	$171,331
Royal Dutch Shell PLC		18,457	610,850
			782,181
OIL & GAS EQUIPMENT & SERVICES	0.6%
Ensco PLC, Class A (USD)		9,400	546,328
TOTAL ENERGY			1,328,509
MATERIALS—METALS & MINING	2.2%
BHP Billiton PLC		68,129	1,742,902
London Mining PLC[a]		92,971	131,152
Vedanta Resources PLC		6,866	106,517
			1,980,571
REAL ESTATE	2.0%
DIVERSIFIED	1.1%
Hammerson PLC		47,946	355,356
Land Securities Group PLC		36,786	494,595
Londonmetric Property PLC		100,015	157,746
			1,007,697
INDUSTRIALS	0.2%
Segro PLC		54,249	230,368
OFFICE	0.5%
Derwent London PLC		12,520	437,973
SELF STORAGE	0.2%
Big Yellow Group PLC		25,352	148,298
TOTAL REAL ESTATE			1,824,336
TOTAL UNITED KINGDOM			5,360,568
UNITED STATES	26.9%
COMMUNICATIONS—TOWERS	0.2%
American Tower Corp.		3,040	222,437
CONSUMER—NON-CYCLICAL—AGRICULTURE	0.3%
Bunge Ltd.		4,320	305,726

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
ENERGY	5.9%
OIL & GAS	4.5%
Anadarko Petroleum Corp.		6,991	$600,737
Apache Corp.		5,180	434,239
Chevron Corp.		6,053	716,312
CONSOL Energy		17,257	467,665
Marathon Oil Corp.		19,576	676,938
Noble Energy		8,568	514,423
Occidental Petroleum Corp.		4,602	410,636
SM Energy Co.		5,284	316,934
			4,137,884
OIL & GAS SERVICES	1.4%
National Oilwell Varco		8,430	580,827
Schlumberger Ltd.		4,401	315,376
Valero Energy Corp.		10,764	374,264
			1,270,467
TOTAL ENERGY			5,408,351
GAS DISTRIBUTION	0.4%
Sempra Energy		4,140	338,486
GOLD	2.6%
iShares Gold Trust ETF[a]		200,000	2,398,000
INDUSTRIALS—MACHINERY	0.9%
AGCO Corp.		9,794	491,561
Deere & Co.		3,698	300,462
			792,023
MATERIALS—CHEMICALS	0.9%
Monsanto Co.		6,200	612,560
Mosaic Co./The		4,334	233,213
			845,773
PIPELINES	0.6%
PIPELINES—C-CORP	0.3%
SemGroup Corp., Class A		5,360	288,690
PIPELINES—MLP	0.3%
EQT Midstream Partners LP		5,620	274,537
TOTAL PIPELINES			563,227

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
REAL ESTATE	14.9%
DIVERSIFIED	2.0%
American Assets Trust		5,690	$175,593
Blackstone Mortgage Trust, Class A		3,572	88,228
Colony Financial		8,439	167,852
Cousins Properties		21,895	221,140
Duke Realty Corp.		15,585	242,970
Vornado Realty Trust		7,229	598,923
WP Carey		4,605	304,713
			1,799,419
HEALTH CARE	1.6%
Emeritus Corp.[a]		8,326	192,997
Health Care REIT		10,519	705,088
Ventas		8,532	592,633
			1,490,718
HOTEL	1.4%
Hersha Hospitality Trust		39,307	221,691
Host Hotels & Resorts		17,459	294,533
Pebblebrook Hotel Trust		7,647	197,675
RLJ Lodging Trust		9,141	205,581
Strategic Hotels & Resorts Worldwide[a]		22,609	200,316
Sunstone Hotel Investors[a]		10,074	121,694
			1,241,490
INDUSTRIALS	0.9%
First Industrial Realty Trust		7,545	114,458
Prologis		19,957	752,778
			867,236
OFFICE	1.5%
Corporate Office Properties Trust		7,013	178,832
Douglas Emmett		16,171	403,466
Hudson Pacific Properties		8,416	179,093
Parkway Properties		11,420	191,399
SL Green Realty Corp.		5,034	443,948
			1,396,738

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
OFFICE/INDUSTRIAL	0.3%
PS Business Parks		3,522	$254,183
RESIDENTIAL	2.5%
APARTMENT	2.0%
Colonial Properties Trust		10,283	248,026
Equity Residential		13,842	803,666
UDR		30,832	785,908
			1,837,600
MANUFACTURED HOME	0.5%
Sun Communities		4,488	223,323
TRI Pointe Homes[a]		14,214	235,668
			458,991
TOTAL RESIDENTIAL			2,296,591
SELF STORAGE	1.2%
CubeSmart		21,817	348,636
Extra Space Storage		6,026	252,670
Public Storage		1,364	209,142
Sovran Self Storage		5,045	326,865
			1,137,313
SHOPPING CENTERS	3.5%
COMMUNITY CENTER	1.5%
Kimco Realty Corp.		20,597	441,394
Ramco-Gershenson Properties Trust		11,856	184,124
Regency Centers Corp.		8,910	452,717
Weingarten Realty Investors		9,215	283,545
			1,361,780
FREE STANDING	0.3%
National Retail Properties		7,573	260,511
REGIONAL MALL	1.7%
General Growth Properties		5,985	118,922
Glimcher Realty Trust		20,975	229,047
Simon Property Group		7,606	1,201,140
			1,549,109
TOTAL SHOPPING CENTERS			3,171,400
TOTAL REAL ESTATE			13,655,088

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
WATER	0.2%
American Water Works Co.		4,160	$171,517
TOTAL UNITED STATES			24,700,628
TOTAL COMMON STOCK (Identified cost—$59,141,063)			55,405,835
PREFERRED SECURITIES—$25 PAR VALUE	3.8%
NETHERLANDS	0.5%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Aegon NV, 7.25% (USD)		17,000	426,870
UNITED STATES	3.3%
BANKS	1.4%
Countrywide Capital V, 7.00%, due 11/1/36		22,000	553,520
HSBC USA, 3.50%, Series F (FRN)		10,000	225,000
US Bancorp, 3.50%, Series A, ($1,000 Par Value)(FRN)		600	520,569
			1,299,089
ELECTRIC—INTEGRATED	1.2%
Entergy Texas, 7.875%, due 6/1/39		10,000	262,100
NextEra Energy Capital Holdings, 8.75%, due 3/1/69, Series F		8,000	210,160
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)		6,431	653,752
			1,126,012
INSURANCE	0.4%
MetLife, 4.00%, Series A (FRN)		15,000	364,800
UTILITIES	0.3%
Dominion Resources, 8.375%, due 6/15/64, Series A		10,000	262,900
TOTAL UNITED STATES			3,052,801
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$3,537,893)			3,479,671

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	1.2%
UNITED STATES
BANKS
Mellon Capital IV, 4.00%, Series 1 (FRN)			515,000	$475,087
Wachovia Capital Trust III, 5.57%, (FRN)			650,000	638,625
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,130,263)				1,113,712
		Principal Amount
CORPORATE BONDS—CANADA	1.0%
BANKS	0.3%
Toronto-Dominion Bank, 2.948%, due 8/2/16, Series DPNT		CAD	250,000	243,698
INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
Bell Canada, 4.85%, due 6/30/14		CAD	400,000	391,557
PIPELINES	0.3%
TransCanada PipeLines Ltd., 5.05%, due 8/20/13		CAD	250,000	238,856
TOTAL CORPORATE BONDS (Identified cost—$919,949)				874,111
GOVERNMENT ISSUES—AUSTRALIA	0.9%
Australia Government Bond, 4.50%, due 10/21/14, Series 131		AUD	900,000	844,487
TOTAL GOVERNMENT ISSUES (Identified cost—$932,107)				844,487
		Number of Shares
SHORT-TERM INVESTMENTS	35.1%
MONEY MARKET FUNDS	5.9%
State Street Institutional Treasury Money Market Fund, 0.09%[c]			5,387,252	5,387,252

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Principal Amount	Value
U.S. TREASURY BILLS	29.2%
U.S. Treasury Bills, 0.00%, due 7/25/13		$8,109,000	$8,108,615
U.S. Treasury Bills, 0.00%, due 9/19/13		9,009,000	9,008,397
U.S. Treasury Bills, 0.00%, due 11/14/13[d]		9,691,000	9,688,761
			26,805,773
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$32,192,517)			32,193,025
TOTAL INVESTMENTS (Identified cost—$97,853,792)	102.3%		93,910,841
LIABILITIES IN EXCESS OF OTHER ASSETS[e]	(2.3)%		(2,068,542)
NET ASSETS	100.0%		$91,842,299

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

AUD  Australian Dollar

CAD  Canadian Dollar

ETF  Exchange-Traded Fund

FRN  Floating Rate Note

GBP  Great British Pound

GDR  Global Depositary Receipt

HKD  Hong Kong Dollar

REIT  Real Estate Investment Trust

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Non-income producing security.

b  Illiquid security. Aggregate holdings equal 0.1% of the net assets of the Fund.

c  Rate quoted represents the seven-day yield of the Fund.

d  All or a portion of this security has been segregated and/or pledged as collateral for futures contracts. $3,857,105 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

e  Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at June 30, 2013.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Futures contracts outstanding at June 30, 2013 were as follows:

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
39	Aluminum HG LME	$1,725,018	September 18, 2013	$(123,712)
39	Aluminum HG LME	1,693,819	July 17, 2013	(147,588)
3	Brent Crude Oil[b]	301,380	November 14, 2013	(3,008)
21	Brent Crude Oil[b]	2,117,850	October 16, 2013	(38,274)
21	Brent Crude Oil[b]	2,136,120	August 15, 2013	(501)
24	Cattle Feeder	1,793,400	August 29, 2013	62,328
18	Coffee C	812,700	September 18, 2013	(34,774)
23	Copper LME	1,758,063	September 26, 2013	(128,624)
14	Corn	357,700	December 13, 2013	(19,501)
102	Corn	2,790,975	September 13, 2013	(189,129)
3	Gold	367,110	August 28, 2013	(56,560)
6	Lead LME	307,538	September 18, 2013	(315)
19	Lean Hogs[b]	628,140	December 13, 2013	15,191
3	Light Sweet Crude Oil	264,660	November 20, 2014	(1,810)
21	Light Sweet Crude Oil	1,895,460	June 20, 2014	352
6	Live Cattle	301,620	October 31, 2013	6,561
21	Natural Gas	841,050	October 29, 2014	(31,048)
88	Natural Gas	3,131,920	August 28, 2013	(293,609)
12	Nickel LME	986,652	September 18, 2013	(43,642)
9	Nickel LME	737,397	July 17, 2013	(60,067)
27	Palladium	1,783,890	September 26, 2013	(186,308)
20	Platinum	1,339,900	October 29, 2013	(177,564)
12	Silver	1,168,200	September 26, 2013	(178,089)
24	Soybean	1,502,400	November 14, 2013	(85,871)
6	Soybean	390,975	September 13, 2013	(9,446)
25	Soybean Meal	935,000	December 13, 2013	(19,444)
37	Soybean Oil	1,001,664	December 13, 2013	(52,734)
96	Sugar 11	1,819,238	September 30, 2013	758
24	Wheat	828,600	September 13, 2013	(78,422)
60	Zinc LME	2,781,000	September 18, 2013	(31,391)
61	Zinc LME	2,787,700	July 17, 2013	(142,427)
	SHORT FUTURES OUTSTANDING
39	Aluminum HG LME	(1,693,819)	July 17, 2013	124,876
3	Brent Crude Oil	(288,840)	November 13, 2014	3,322
12	Cattle Feeder	(918,900)	October 31, 2013	(31,056)

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3	Copper LME	$(231,413)	March 27, 2014	$28
15	Copper LME	(1,151,625)	December 27, 2013	103,002
21	Cotton No. 2	(882,105)	December 6, 2013	19,381
28	Lean Hogs	(1,091,440)	August 14, 2013	(8,948)
3	Light Sweet Crude Oil	(283,140)	November 20, 2013	(100)
3	Light Sweet Crude Oil	(289,320)	August 20, 2013	5,885
21	Natural Gas	(765,660)	October 29, 2013	61,732
9	Nickel LME	(737,397)	July 17, 2013	40,729
36	Sugar 11	(720,115)	September 30, 2014	10,098
8	Wheat	(268,600)	December 13, 2013	21,771
11	Wheat	(361,763)	September 13, 2013	28,216
24	Zinc LME	(1,125,300)	December 18, 2013	68,789
61	Zinc LME	(2,787,700)	July 17, 2013	36,444
				$(1,564,499)

a  Represents positions held in the subsidiary.

b  Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

LME  London Metal Exchange

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$97,853,792)	$93,910,841
Foreign currency, at value (Identified cost—$65,008)	64,284
Deposits at broker for futures contracts	1,283,346
Receivable for:
Investment securities sold	2,844,638
Fund shares sold	264,753
Dividends and interest	178,078
Due from advisor	20,815
Other assets	9,626
Total Assets	98,576,381
LIABILITIES:
Payable for:
Investment securities purchased	2,840,398
Variation margin on futures contracts	1,737,560
Fund shares redeemed	1,597,396
Dividends declared	376,760
Foreign capital gains tax	14,835
Administration fees	6,369
Directors' fees	4,152
Interest expense	2,901
Shareholder servicing fees	2,411
Due to custodian	2,202
Distribution fees	825
Other liabilities	148,273
Total Liabilities	6,734,082
NET ASSETS	$91,842,299
NET ASSETS consist of:
Paid-in capital	$100,270,929
Dividends in excess of net investment income	(505,272)
Accumulated net realized loss	(2,392,909)
Net unrealized depreciation	(5,530,449)
$91,842,299

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2013 (Unaudited)

CLASS A SHARES:
NET ASSETS	$16,107,048
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,760,725
Net asset value and redemption price per share	$9.15
Maximum offering price per share ($9.15 ÷ 0.955)[a]	$9.58
CLASS C SHARES:
NET ASSETS	$4,700,569
Shares issued and outstanding ($0.001 par value common stock outstanding)	515,136
Net asset value and offering price per share[b]	$9.12
CLASS I SHARES:
NET ASSETS	$64,282,464
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,017,433
Net asset value, offering and redemption price per share	$9.16
CLASS R SHARES:
NET ASSETS	$964
Shares issued and outstanding ($0.001 par value common stock outstanding)	105
Net asset value, offering and redemption price per share	$9.18
CLASS Z SHARES:
NET ASSETS	$6,751,254
Shares issued and outstanding ($0.001 par value common stock outstanding)	737,974
Net asset value, offering and redemption price per share	$9.15

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividend income (net of $54,696 of foreign withholding tax)	$824,894
Interest income	67,410
Total Investment Income	892,304
Expenses:
Investment advisory fees	398,370
Professional fees	101,467
Administration fees	91,420
Custodian fees and expenses	86,663
Registration and filing fees	37,410
Distribution fees—Class A	14,126
Distribution fees—Class C	16,953
Distribution fees—Class R	3
Shareholder reporting expenses	22,006
Transfer agent fees and expenses	21,788
Shareholder servicing fees—Class A	5,650
Shareholder servicing fees—Class C	5,651
Shareholder servicing fess—Class I	1,505
Shareholder servicing fees—Class Z	2,194
Directors' fees and expenses	10,364
Interest expense	2,552
Line of credit fees	642
Miscellaneous	8,372
Total Expenses	827,136
Reduction of Expenses (See Note 2)	(339,924)
Net Expenses	487,212
Net Investment Income	405,092
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(49,057)
Futures contracts	(908,991)
Commodity swap transactions	(897,965)
Foreign currency transactions	(12,748)
Net realized loss	(1,868,761)
Net change in unrealized appreciation (depreciation) on:
Investments (net of $2,306 of foreign capital gains tax)	(5,756,129)
Futures contracts	(1,473,443)
Commodity swap transactions	64,387
Foreign currency translations	(7,872)
Net change in unrealized appreciation (depreciation)	(7,173,057)
Net realized and unrealized loss	(9,041,818)
Net Decrease in Net Assets Resulting from Operations	$(8,636,726)

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2013	For the Period January 31, 2012[a] through December 31, 2012
Change in Net Assets:
From Operations:
Net investment income	$405,092	$461,155
Net realized loss	(1,868,761)	(739,088)
Net change in unrealized appreciation (depreciation)	(7,173,057)	1,642,608
Net increase (decrease) in net assets resulting from operations	(8,636,726)	1,364,675
Dividends to Shareholders from:
Net investment income:
Class A	(78,837)	(51,410)
Class C	(6,178)	(31,728)
Class I	(391,948)	(891,182)
Class R	(3)	(16)
Class Z	(38,725)	(13,751)
Total dividends to shareholders	(515,691)	(988,087)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	27,387,638	73,130,490
Total increase in net assets	18,235,221	73,507,078
Net Assets:
Beginning of period	73,607,078	100,000
End of period[b]	$91,842,299	$73,607,078

a  Commencement of operations.

b  Includes dividends in excess of net investment income of $505,272 and $394,673, respectively.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the consolidated financial statements. It should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended June 30, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.04	0.06
Net realized and unrealized gain (loss)	(0.87)	0.10
Total income (loss) from investment operations	(0.83)	0.16
Less dividends to shareholders from:
Net investment income	(0.05)	(0.13)
Total dividends to shareholders	(0.05)	(0.13)
Net increase (decrease) in net asset value	(0.88)	0.03
Net asset value, end of period	$9.15	$10.03
Total investment return[c,d,e]	–8.33%	1.66%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16.1	$4.6
Ratio of expenses to average daily net assets (before expense reduction)[f]	2.14%	2.40%
Ratio of expenses to average daily net assets (net of expense reduction)[f]	1.35%	1.35%
Ratio of net investment income (loss) to average daily assets (before expense reduction)[f]	0.07%	(0.43)%
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	0.87%	0.62%
Portfolio turnover rate[e]	59%	128%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended June 30, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.00	0.00 [c]
Net realized and unrealized gain (loss)	(0.87)	0.09
Total income (loss) from investment operations	(0.87)	0.09
Less dividends to shareholders from:
Net investment income	(0.01)	(0.09)
Total dividends to shareholders	(0.01)	(0.09)
Net increase (decrease) in net asset value	(0.88)	0.00
Net asset value, end of period	$9.12	$10.00
Total investment return[d,e,f]	–8.68%	0.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.7	$3.8
Ratio of expenses to average daily net assets (before expense reduction)[g]	2.77%	3.06%
Ratio of expenses to average daily net assets (net of expense reduction)[g]	2.00%	2.00%
Ratio of net investment loss to average daily assets (before expense reduction)[g]	(0.76)%	(1.11)%
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)[g]	0.01%	(0.05)%
Portfolio turnover rate[f]	59%	128%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended June 30, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$10.04	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.05	0.09
Net realized and unrealized gain (loss)	(0.87)	0.11
Total income (loss) from investment operations	(0.82)	0.20
Less dividends to shareholders from:
Net investment income	(0.06)	(0.16)
Total dividends to shareholders	(0.06)	(0.16)
Net increase (decrease) in net asset value	(0.88)	0.04
Net asset value, end of period	$9.16	$10.04
Total investment return[c,d]	–8.21%	2.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$64.3	$63.7
Ratio of expenses to average daily net assets (before expense reduction)[e]	1.76%	2.12%
Ratio of expenses to average daily net assets (net of expense reduction)[e]	1.00%	1.00%
Ratio of net investment income (loss) to average daily assets (before expense reduction)[e]	0.21%	(0.17)%
Ratio of net investment income to average daily net assets (net of expense reduction)[e]	0.97%	0.95%
Portfolio turnover rate[d]	59%	128%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended June 30, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$10.06	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.02	0.04
Net realized and unrealized gain (loss)	(0.87)	0.11
Total income (loss) from investment operations	(0.85)	0.15
Less dividends to shareholders from:
Net investment income	(0.03)	(0.09)
Total dividends to shareholders	(0.03)	(0.09)
Net increase (decrease) in net asset value	(0.88)	0.06
Net asset value, end of period	$9.18	$10.06
Total investment return[c,d]	–8.49%	1.54%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$1.0	$1.0
Ratio of expenses to average daily net assets (before expense reduction)[e]	1.93%[f]	2.55%
Ratio of expenses to average daily net assets (net of expense reduction)[e]	1.50%	1.50%
Ratio of net investment income (loss) to average daily assets (before expense reduction)[e]	(0.09)%[f]	(0.55)%
Ratio of net investment income to average daily net assets (net of expense reduction)[e]	0.34%	0.46%
Portfolio turnover rate[d]	59%	128%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended June 30, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.05	0.06
Net realized and unrealized gain (loss)	(0.88)	0.11
Total income (loss) from investment operations	(0.83)	0.17
Less dividends to shareholders from:
Net investment income	(0.05)	(0.14)
Total dividends to shareholders	(0.05)	(0.14)
Net increase (decrease) in net asset value	(0.88)	0.03
Net asset value, end of period	$9.15	$10.03
Total investment return[c,d]	–8.25%	1.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.8	$1.5
Ratio of expenses to average daily net assets (before expense reduction)[e]	2.02%	2.12%
Ratio of expenses to average daily net assets (net of expense reduction)[e]	1.15%	1.15%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)[e]	0.25%	(0.31)%
Ratio of net investment income to average daily net assets (net of expense reduction)[e]	1.12%	0.68%
Portfolio turnover rate[d]	59%	128%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Fund's investment objective is to achieve attractive total returns over the long term and to maximize real returns during inflationary environments. The Fund had no operations until January 17, 2012 when it sold 100 shares each of Class A, C, R and Z and 9,600 shares of Class I for $100,000 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on January 31, 2012. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares.)

Cohen & Steers Real Assets Fund Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund's investment objectives and policies as described in the Fund's prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. As of June 30, 2013, the Fund held $18,019,255 in the Subsidiary, representing 19.6% of the Fund's net assets. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Commodity swaps are valued based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2013, there were $15,626,526 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of June 30, 2013.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$55,405,835	$55,405,835	$—	$—
Preferred Securities—$25 Par Value—Netherlands	426,870	426,870	—	—
Preferred Securities—$25 Par Value—United States	3,052,801	2,399,049	653,752	—
Preferred Securities— Capital Securities	1,113,712	—	1,113,712	—
Corporate Bonds	874,111	—	874,111	—

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Government Issues	$844,487	$—	$844,487	$—
Short-Term Instruments	32,193,025	—	32,193,025	—
Total Investments[a]	$93,910,841	$58,231,754	$35,679,087	$—
Futures Contracts	$609,463	$609,463	$—	$—
Total Appreciation in Other Financial Instruments[a]	$609,463	$609,463	$—	$—
Futures Contracts	$(2,173,962)	$(2,173,962)	$—	$—
Total Depreciation in Other Financial Instruments[a]	$(2,173,962)	$(2,173,962)	$—	$—

a  Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

On April 22, 2013, the Fund's Board of Directors approved Morgan Stanley & Co. LLC to serve as the Fund's FCM for the purpose of trading in commodities and commodity futures contracts, options therein, and interests therein (including, without limitation, exchange for physical transactions, exchange for swap transactions, block trades and other cleared derivative transactions).

Commodity Swaps: The Fund uses swaps on commodity futures in order to gain exposure to the underlying commodities markets. Swap values are based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded. Changes in swap values are recorded as change in net unrealized appreciation or depreciation on commodity swaps in the Consolidated Statement of Operations. Realized gain or loss, based on the difference between the contract price and market price of the underlying instrument, is recorded upon termination date.

Upon entering into a swap, the Fund is required to post an initial margin (referred to as "Independent Amount", as defined in the swap agreement). Independent amounts are posted to a segregated account at the Fund's custodian. The Fund is required to post additional collateral to the segregated account, for the benefit of the counterparty, as applicable, for mark-to-market losses on swaps.

The Fund pays a monthly financing charge to the counterparty, which is calculated based on the daily balance of the segregated account for the benefit of the counterparty and a LIBOR-based rate.

The Fund is entitled to receive cash from the counterparty as collateral for mark-to-market gains on swap contracts. When the Fund receives such cash collateral, a corresponding liability is recorded, and included in due to broker for swap contracts on the Consolidated Statement of Assets and Liabilities. At June 30, 2013, the Fund did not hold any cash collateral from the counterparty.

Daily movement of collateral is subject to minimum threshold amounts.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts to allow the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

At June 30, 2013, the Fund did not have any open commodity swaps.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Realized gains on security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's federal tax positions as well as its tax positions in non-U.S. jurisdictions where it trades has concluded that as of June 30, 2013, no additional provisions for income tax are required in the Fund's financial statements.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary's taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund's taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's and Subsidiary's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.90% of the average daily net assets of the Fund.

For the six months ended June 30, 2013, and through June 30, 2015, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding distribution and shareholder servicing fees applicable to Class A, Class C, Class R and Class Z shares, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain the Fund's total annual operating expenses, which include the expenses of the Subsidiary, as a percentage of average net assets at 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.15% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor. For the six months ended June 30, 2013, fees waived and/or expenses reimbursed totaled $339,924.

Under subadvisory agreements between the advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (each an affiliate of the advisor), Gresham Investment Management LLC (until May 31, 2013) and Investec Asset Management US Ltd. (collectively the subadvisors), the subadvisors are responsible for the managing a portion of the Fund's assets. For their services provided under the respective subadvisory agreement, the advisor (not the Fund) pays each subadvisor a fee based on a

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

percentage of the Fund's average net assets managed by each subadvisor. Effective May 31, 2013, the Board of Directors approved the termination of the sub-advisory agreement with Gresham Investment Management LLC.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the six months ended June 30, 2013, the Fund incurred $35,411 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2013, the Fund has been advised that the distributor received $1,075 in sales commissions from the sale of Class A shares and $396 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A shares, up to 0.25% of the average daily net assets of the Fund's Class C shares, up to 0.10% of the average daily net assets of the Fund's Class I shares and up to 0.15% of the average daily net assets of the Fund's Class Z shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the advisor. The Fund does not pay compensation to directors and officers affiliated with the advisor except for the Chief Compliance Officer, who received compensation from the advisor, which was reimbursed by the Fund, in the amount of $574 for the six months ended June 30, 2013.

Other: At June 30, 2013, the advisor and affiliated persons of the advisor owned 51% of the Fund's outstanding shares. Investment activities of these shareholders could have a significant impact on the Fund. In addition, a person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or terms of the investment advisory agreement with the advisor.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2013, totaled $52,909,976 and $35,503,929, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2013 and the effect of derivatives held during the six months ended June 30, 2013, along with the respective location in the consolidated financial statements.

Consolidated Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Commodity Contracts:
Futures Contracts	—	$—	Payable for variation margin on futures contracts	$1,564,499	[a]

a  Includes cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin payable to broker.

Consolidated Statement of Operations
Derivatives	Location	Realized Loss	Change in Unrealized Appreciation (Depreciation)
Commodity Contracts:
Futures Contracts	Net Realized and Unrealized Gain (Loss)	$(908,991)	$(1,473,443)
Commodity Swaps	Net Realized and Unrealized Gain (Loss)	(897,965)	64,387

The following summarizes the volume of the Fund's futures contracts and commodity swaps activity during the six months ended June 30, 2013:

	Futures Contracts	Commodity Swaps
Average Notional Balance—Long	$27,854,440	$5,179,202
Average Notional Balance—Short	(4,878,531)	(1,979,759)
Ending Notional Balance—Long	41,287,139	—
Ending Notional Balance—Short	(13,597,136)	—

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund, if any, as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets[b]
Exchanged Traded Futures Contracts[a]	$609,463	$—	$—	$609,463

The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund, if any, as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged[c]	Net Amount of Derivative Liabilities[d]
Exchanged Traded Futures Contracts[a]	$2,173,962	$—	$(2,173,962)	$—

a  Amounts represent the cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers.

b  Net amount represents the net receivable due from counterparty in the event of default.

c  In some instances, the actual collateral pledged may be more than amount shown.

d  Net amount represents the net payable due to counterparty in the event of default.

Note 5. Income Tax Information

As of June 30, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$97,853,792
Gross unrealized appreciation	$2,572,294
Gross unrealized depreciation	(6,515,245)
Net unrealized depreciation	$(3,942,951)

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of December 31, 2012, the Fund had a net capital loss carryforward of $225,198, which may be used to offset future capital gains. These losses are comprised of a short-term capital loss carryover of $225,198 recognized during the year ended December 31, 2012, which, under federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2013		For the Period January 31, 2012[a] through December 31, 2012
	Shares	Amount	Shares	Amount
Class A:
Sold	1,463,750	$14,735,329	515,342	$5,137,340
Issued as reinvestment of dividends	8,140	74,478	3,593	35,322
Redeemed	(172,443)	(1,685,792)	(57,657)	(564,140)
Net increase	1,299,447	$13,124,015	461,278	$4,608,522
Class C:
Sold	168,349	$1,679,588	386,814	$3,811,165
Issued as reinvestment of dividends	342	3,117	1,415	13,857
Redeemed	(37,120)	(366,478)	(4,664)	(44,372)
Net increase	131,571	$1,316,227	383,565	$3,780,650
Class I:
Sold	1,375,293	$13,816,758	6,654,556	$66,324,151
Issued as reinvestment of dividends	3,752	34,368	8,748	86,051
Redeemed	(705,157)	(6,747,858)	(319,759)	(3,176,433)
Net increase	673,888	$7,103,268	6,343,545	$63,233,769
Class R:
Sold	2	$18	269	$1,674
Issued as reinvestment of dividends	—	—	1	7
Redeemed	(15)	(150)	(152)	(1,519)
Net increase (decrease)	(13)	$(132)	118	$162

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2013		For the Period January 31, 2012[a] through December 31, 2012
	Shares	Amount	Shares	Amount
Class Z:
Sold	628,686	$6,215,568	489,674	$4,888,019
Issued as reinvestment of dividends	2,947	26,968	1,395	13,737
Redeemed	(41,139)	(398,276)	(343,589)	(3,394,369)
Net increase	590,494	$5,844,260	147,480	$1,507,387

a  Commencement of operations.

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 24, 2014. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2013, the Fund did not borrow under the credit agreement.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act (CEA). As a result of the Commodity Futures Trading Commission (CFTC) rule amendments, the advisor has recently registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. The CFTC's rule amendments mandate disclosure, reporting and recordkeeping obligations that will apply with respect to the Fund once the CFTC proposal that seeks to "harmonize" these obligations with overlapping SEC regulations is finalized. Until the CFTC's and SEC's overlapping regulations are harmonized, the nature and extent of the impact of the new CFTC requirements on the Fund is uncertain. Compliance with the CFTC's new regulatory requirements could increase Fund expenses. The CFTC rule amendments also may affect the ability of the Fund to use commodity interests (including futures, options on futures, commodities, and swaps.)

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 9. Subsequent Events

The Board of Directors of the Fund has approved the termination of the Fund's subadvisory agreement with Investec Asset Management US Ltd. effective at the close of business on July 29, 2013. The advisor will manage the Fund's allocation to natural resource companies beginning July 29, 2013.

On August 13, 2013, the CFTC issued the final harmonization rule release with respect to disclosure, reporting and recordkeeping requirements that will apply to the Fund and the Subsidiary. Compliance with the CFTC's new disclosure, reporting and recordkeeping requirements could increase Fund expenses. Please see note 8 for more information.

Management has evaluated events and transactions occurring after June 30, 2013 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 12, 2013 and at a meeting held in person on June 18, 2013, the Advisory Agreements were discussed and, except as noted below, were unanimously continued for a term ending June 30, 2014 by the Fund's Board of Directors, including the Independent Directors. The Board of Directors did not consider the subadvisory agreements for Gresham Investment Management LLC or Investec Asset Management US ltd, two subadvisors that provided services to the Fund during the previous year, as the termination of these subadvisory agreements was previously approved by the Board of Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Investment Advisor and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance

COHEN & STEERS REAL ASSETS FUND, INC.

of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors affiliated with the Investment Advisor (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's and Subadvisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors's ability to attract qualified and experienced personnel noting the changes to the Fund's Portfolio Management team. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors noted that the Fund has been in existence for over one year and considered the investment performance of the Fund versus Peer Funds and compared to a relevant blended benchmark index. The Board of Directors noted that the Fund underperformed the Peer Funds' median and blended benchmark for the one-year period ended March 31, 2013, ranking the Fund in the fifth quintile. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors and detractors to the Fund's performance during the period. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance, including the impact to performance of the Fund's investment sleeves managed during the period by subadvisors not affiliated with the Investment Advisor whose contracts were not being renewed. The Board of Directors further considered the recent changes to the Fund's portfolio management team. The Board of Directors further considered the Fund's performance versus a group of open-end funds compiled by the Investment Advisor, and noted that the Fund outperformed the median of the group for the one-year period ended March 31, 2013, ranking four out of eight. At the Investment Advisor's request, a supplemental peer group was compiled consisting of Class I share (or equivalent) real assets funds, as a result of a shift by distribution partners offering the lowest fee share classes to their clients. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee and net expense ratio were lower than the Peer Funds medians, ranking in the first and second quintiles, respectively. The Board of Directors

COHEN & STEERS REAL ASSETS FUND, INC.

also noted that the Fund's contractual management fee was higher than the Peer Funds median, ranking in the third quintile. The Board of Directors considered that the Investment Advisor is waiving its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors further considered the Fund's expenses versus a group of open-end funds selected by the Investment Advisor. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisors. Since the Subadvisors are paid by the Investment Advisor and not by the Fund, the Board of Directors considered the profitability of the Investment Advisor as a whole, and the Board of Directors did not consider the Subadvisors' separate profitability to be relevant to their considerations. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors noted that because of the Fund's small size, the operating expenses continue to be subsidized, and the Fund is not yet profitable to the Investment Advisor.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuance of the Advisory Agreements.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe SPRL, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
EMERGING MARKETS REAL ESTATE FUND

  •  Designed for investors seeking total return, investing primarily in emerging market real estate securities

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

  Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Yigal D. Jhirad
Vice president

William Scapell
Vice president

Jon Cheigh
Vice president

Jason Yablon
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Sub-advisor

Investec Asset Management Limited
2 Gresham Street
London EC2V 7QP

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—RAPAX
Class  C—RAPCX
Class  I—RAPIX
Class  R—RAPRX
Class  Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

REAL ASSETS FUND

280 PARK AVENUE

NEW YORK, NY 10017

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RAPAXSAR

Semiannual Report June 30, 2013

Cohen & Steers Real Assets Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: August 23, 2013